Rydex SGI Municipal Income Fund (Prospectus Summary) | Rydex SGI Municipal Income Fund
Municipal Income Fund
Investment Objective -
The Guggenheim Municipal Income Fund (the "Fund") seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.

Fees and Expenses of the Fund -
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 35 of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares--Class A Shares" section on page 22 of the Fund's prospectus and the "How to Purchase Shares" section on page 35 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rydex SGI Municipal Income Fund	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	1.00%	none
Redemption Charge (as a percentage of amount redeemed or exchanged)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rydex SGI Municipal Income Fund		Class A	Class C	Institutional Class
Management fees		0.50%	0.50%	0.50%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.55%	0.55%	0.55%
Total annual fund operating expenses		1.30%	2.05%	1.05%
Fee waiver (and/or expense reimbursement)	[1]	(0.50%)	(0.50%)	(0.50%)
Total fund operating expenses after fee waiver (and/or expense reimbursement)		0.80%	1.55%	0.55%
[1]	Security Investors, LLC ("Security Investors" or the "Investment Manager") has contractually agreed through May 1, 2013 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to an annual percentage of average daily net assets for each class of shares as follows: Class A - 0.80%; Class C - 1.55%; and Institutional Class - 0.55%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire, if it is not renewed, when it reaches its termination (subject to recoupment rights) or when Security Investors ceases to serve as the investment manager.

Example.
This Example is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example Rydex SGI Municipal Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	553	784	1,033	1,746
Class C	258	594	1,057	2,339
Institutional Class	56	284	531	1,237

Expense Example, No Redemption Rydex SGI Municipal Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	553	784	1,033	1,746
Class C	158	594	1,057	2,339
Institutional Class	56	284	531	1,237

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. No portfolio turnover rate is provided for the Fund because the Fund has not yet commenced operations. (However, during the most recent fiscal year the portfolio turnover rate for the Predecessor Fund (as described under "Performance

Information") to the Fund was 156%.)

Principal Investment Strategies -
In pursuit of its objective, the Fund will invest, under normal market conditions,

at least 80% of its assets in a diversified portfolio of municipal securities whose interest is free from federal income tax. This investment strategy may not be changed without shareholder approval. Interest from the Fund's investments may be subject to the federal alternative minimum tax. The Fund may invest up to 20%

of its assets in securities the interest on which is subject to federal income taxation, including corporate bonds and other corporate debt securities, taxable municipal securities (which may include, for example, Build America Bonds and

Qualified School Construction Bonds), mortgage-backed and asset backed securities,

repurchase and reverse repurchase agreements, syndicated bank loans and securities issued by the U.S. government or its agencies and instrumentalities.

The Fund also may invest, up to 20% of its assets in a variety of investment vehicles, such as closed-end funds, exchange traded funds ("ETFs") and other mutual funds. The Fund may use derivatives for investment purposes. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars. When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. The

Fund may use leverage by using derivatives and tender option bonds ("TOBs"), or by entering into reverse repurchase agreements and borrowing transactions (such as lines of credit) for investment purposes. The fixed income securities in which the Fund invests will primarily be domestic securities, but may also include, up to 20% of its assets, in foreign and emerging markets securities.

The Fund will allocate assets across different market sectors and maturities and may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund, however, will invest under normal market conditions,

at least 80% of its assets in investment grade securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical ratings organization or, if unrated, determined by Guggenheim Partners Asset

Management, LLC ("Guggenheim Investments") to be of comparable quality). The

Fund may invest 25% or more of the Fund's assets in municipal instruments that finance similar projects, such as those relating to education, healthcare,

housing, utilities, or water and sewers.

Guggenheim Investments, the Fund's sub-adviser, uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. Guggenheim

Investments also considers macroeconomic outlook and geopolitical issues.

Guggenheim Investments may determine to sell a security: (1) to adjust the portfolio's average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security's credit rating has been changed; or (3) to meet redemption requests, among other reasons. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Fund can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the

Fund.

Asset-Backed and Mortgage-Backed Securities Risk. Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Credit Derivative Transactions Risk. Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if the Fund had invested in the reference obligation directly.

Credit Risk. The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction or repurchase agreement is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity,

limited legal recourse and higher transactional costs.

High Yield Securities Risk. Higher yielding, high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Insurance Risk. Certain municipal securities may be insured by an insurer, such as a bank or other financial institution. Adverse developments affecting a particular insurer or, more generally, banks and financial institutions could have a negative effect on the value of the Fund's holdings. While insurance may reduce the credit risk of a municipal security, it does not protect against fluctuations in the value of the Fund's shares caused by market changes.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the

Fund's securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles,

including closed-end funds, ETFs, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Investments in Syndicated Bank Loans Risk. Investments in syndicated bank loans involve special types of risks, including credit risk, interest rate risk,

liquidity risk and prepayment risk. Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Leverage Risk. The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Municipal Securities Risk. The Fund will be significantly affected by events that affect the municipal bond market, which could include unfavorable legislative or political developments and adverse changes in the financial conditions of state and municipal issuers or the federal government in case it provides financial support to the municipality. Income from municipal bonds held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal issuer. In addition, a portion of the Fund's otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole.

Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the Fund and the overall municipal market.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Repurchase Agreement and Reverse Repurchase Agreement Risk. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed.

Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

Tender Option Bonds Risk. Tender option bonds, residual interest tender option bonds and inverse floaters expose the fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility. An investment in these securities typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Because distributions on these securities will bear an inverse relationship to short-term municipal security interest rates,

distributions will be reduced or, in the extreme, eliminated as rates rise and will increase when rates fall.

Performance Information -
The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes)

is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available on the Fund's website at

www.rydex-sgi.com or by calling 1-800-820-0888.

As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of investment operations, it will disclose charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected by the Fund. The Fund has acquired the assets and assumed the liabilities of TS&W/Claymore Tax-Advantaged Balanced

Fund (the "Predecessor Fund"), a closed-end fund which used different investment strategies and had different investment advisers (the "Reorganization"). Class A shares of the Fund have assumed the performance, financial and other historical information of the Predecessor Fund's Common Shares. Returns are based on the net asset value of fund shares. The performance of Class A shares of the Fund reflects the performance of the Predecessor Fund. Performance has not been restated to reflect the estimated annual operating expenses of Class A shares. The bar chart also does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return

3Q 2009         22.36%

Lowest Quarter Return

4Q 2008        -21.06%

As of September 30, 2011, the Predecessor Fund had a year-to-date return of

2.34%.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts

("IRAs"). After-tax returns are shown for Class A only. After-tax returns for

Class C and Institutional Class shares will vary.

Average Annual Total Returns For The Periods Ended December 31, 2010
Average Annual Total Returns Rydex SGI Municipal Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Class A	Return before taxes	12.03%	1.81%	3.91%	[1]
Class A After Taxes on Distributions	Return after taxes on distributions	9.47%	(0.76%)	1.46%	[1]
Class A After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	7.75%	0.06%	1.93%	[1]
Barclays Capital U.S. Municipal Long Bond Index	Barclays Capital U.S. Municipal Long Bond Index (reflects no deductions for fees, expenses, or taxes)	4.29%	4.15%	5.28%	[1]
[1]	Since inception of 4/28/2004.